UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22424
Investment Company Act File Number
Global Macro Absolute Return Advantage Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio	as of January 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 12.4%

	Principal
Security	Amount		Value
Colombia — 1.7%
Titulos De Tesoreria B, 9.25%, 8/15/12	COP	2,270,700,000	$1,300,128
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	15,462,000,000	8,471,649

Total Colombia			$9,771,777

Costa Rica — 2.3%
Republic of Costa Rica, 9.00%, 3/1/11(1)	USD	13,215,000	$13,347,150

Total Costa Rica			$13,347,150

Philippines — 1.5%
Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	$8,598,043

Total Philippines			$8,598,043

South Africa — 2.9%
Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	33,311,355	$4,749,590
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	27,192,487	3,739,948
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	56,084,316	7,849,589
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	4,939,071	896,215

Total South Africa			$17,235,342

Sri Lanka — 0.2%
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,040,000	$1,040,000

Total Sri Lanka			$1,040,000

Turkey — 1.3%
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	11,206,705	$7,578,469

Total Turkey			$7,578,469

Venezuela — 2.5%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	20,033,000	$11,168,397
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	4,816,900	3,251,408

Total Venezuela			$14,419,805

Total Foreign Government Bonds (identified cost $73,461,665)			$71,990,586

Precious Metals — 1.7%

	Troy
Description	Ounces	Value
Gold	7,234	$9,629,135

Total Precious Metals (identified cost $9,840,483)		$9,629,135

Put Options Purchased — 0.1%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
KOSPI 200 Index	27,745,000	KRW	205	10/13/11	$53,042
KOSPI 200 Index	27,745,000	KRW	200	10/11/12	154,175
KOSPI 200 Index	66,800,000	KRW	200	12/13/12	404,624
Light Sweet Crude Oil Future 12/11	6	USD	80	11/15/11	22,500

Total Put Options Purchased (identified cost $1,295,228)					$634,341

Short-Term Investments — 77.7%

Foreign Government Securities — 40.5%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.6%
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	16,400	$9,384,771

Total Brazil			$9,384,771

Croatia — 2.0%
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	8,707	$11,765,263

Total Croatia			$11,765,263

Egypt — 3.6%
Egypt Treasury Bill, 0.00%, 6/14/11(4)	EGP	15,400	$2,471,584
Egypt Treasury Bill, 0.00%, 7/12/11(4)	EGP	28,875	4,590,569
Egypt Treasury Bill, 0.00%, 7/26/11(4)	EGP	19,325	3,058,192
Egypt Treasury Bill, 0.00%, 8/30/11(4)	EGP	67,400	10,544,575

Total Egypt			$20,664,920

Georgia — 0.3%
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	1,850	$1,850,000

Total Georgia			$1,850,000

Hong Kong — 5.3%
Hong Kong Treasury Bill, 0.00%, 2/9/11	HKD	48,000	$6,156,457
Hong Kong Treasury Bill, 0.00%, 2/16/11	HKD	11,500	1,474,968
Hong Kong Treasury Bill, 0.00%, 3/2/11	HKD	10,500	1,346,657
Hong Kong Treasury Bill, 0.00%, 3/9/11	HKD	24,500	3,142,127
Hong Kong Treasury Bill, 0.00%, 4/6/11	HKD	10,000	1,282,332
Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	70,000	8,974,321
Hong Kong Treasury Bill, 0.00%, 6/22/11	HKD	20,000	2,563,323
Hong Kong Treasury Bill, 0.00%, 6/29/11	HKD	7,000	897,094
Hong Kong Treasury Bill, 0.00%, 7/13/11	HKD	12,500	1,601,760
Hong Kong Treasury Bill, 0.00%, 7/20/11	HKD	15,000	1,922,079
Hong Kong Treasury Bill, 0.00%, 7/27/11	HKD	12,500	1,601,631

Total Hong Kong			$30,962,749

Indonesia — 1.1%
Indonesia Treasury Bill, 0.00%, 2/10/11	IDR	10,746,000	$1,186,064
Indonesia Treasury Bill, 0.00%, 4/7/11	IDR	34,694,000	3,792,134
Indonesia Treasury Bill, 0.00%, 5/5/11	IDR	9,700,000	1,054,878

Total Indonesia			$6,033,076

	Principal
	Amount
Security	(000’s omitted)		Value
Israel — 5.6%
Israel Treasury Bill, 0.00%, 3/2/11	ILS	29,125	$7,838,372
Israel Treasury Bill, 0.00%, 4/6/11	ILS	35,795	9,613,143
Israel Treasury Bill, 0.00%, 5/4/11	ILS	11,560	3,098,663
Israel Treasury Bill, 0.00%, 6/1/11	ILS	35,933	9,611,488
Israel Treasury Bill, 0.00%, 9/7/11	ILS	9,369	2,487,372

Total Israel			$32,649,038

Kazakhstan — 3.4%
Kazakhstan National Bank, 0.00%, 4/8/11	KZT	737,000	$5,007,227
Kazakhstan National Bank, 0.00%, 4/15/11	KZT	296,543	2,014,249
Kazakhstan National Bank, 0.00%, 4/29/11	KZT	1,239,051	8,411,787
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	642,920	4,345,687

Total Kazakhstan			$19,778,950

Malaysia — 7.2%
Malaysia Treasury Bill, 0.00%, 2/8/11	MYR	12,176	$3,974,709
Malaysia Treasury Bill, 0.00%, 2/10/11	MYR	2,727	890,063
Malaysia Treasury Bill, 0.00%, 2/14/11	MYR	4,823	1,573,702
Malaysia Treasury Bill, 0.00%, 3/1/11	MYR	12,615	4,111,464
Malaysia Treasury Bill, 0.00%, 3/10/11	MYR	13,973	4,550,958
Malaysia Treasury Bill, 0.00%, 3/15/11	MYR	5,947	1,936,179
Malaysia Treasury Bill, 0.00%, 3/17/11	MYR	15,007	4,885,130
Malaysia Treasury Bill, 0.00%, 3/22/11	MYR	2,073	674,553
Malaysia Treasury Bill, 0.00%, 4/5/11	MYR	13,773	4,476,911
Malaysia Treasury Bill, 0.00%, 4/7/11	MYR	2,691	874,577
Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	24,165	7,833,833
Malaysia Treasury Bill, 0.00%, 5/18/11	MYR	9,036	2,927,499
Malaysia Treasury Bill, 0.00%, 5/24/11	MYR	8,309	2,690,715

Total Malaysia			$41,400,293

Mexico — 4.4%
Mexico Treasury Bill, 0.00%, 2/10/11	MXN	77,900	$6,411,932
Mexico Treasury Bill, 0.00%, 2/24/11	MXN	91,300	7,503,368
Mexico Treasury Bill, 0.00%, 3/3/11	MXN	39,000	3,202,655
Mexico Treasury Bill, 0.00%, 4/14/11	MXN	39,966	3,267,520
Mexico Treasury Bill, 0.00%, 4/20/11	MXN	18,752	1,531,045
Mexico Treasury Bill, 0.00%, 5/5/11	MXN	46,106	3,757,666

Total Mexico			$25,674,186

South Korea — 1.0%
Korea Monetary Stabilization Bond, 0.00%, 2/1/11	KRW	1,062,100	$947,133
Korea Monetary Stabilization Bond, 0.00%, 4/12/11	KRW	538,170	477,324
Korea Monetary Stabilization Bond, 0.00%, 4/19/11	KRW	1,850,080	1,639,944
Korea Monetary Stabilization Bond, 0.00%, 4/26/11	KRW	2,484,860	2,201,117
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	531,050	469,576

Total South Korea			$5,735,094

Thailand — 1.6%
Bank of Thailand Bond, 0.00%, 6/2/11	THB	46,668	$1,499,738
Bank of Thailand Bond, 0.00%, 7/14/11	THB	147,100	4,714,314
Bank of Thailand Bond, 0.00%, 8/4/11	THB	91,668	2,931,079

Total Thailand			$9,145,131

	Principal
	Amount
Security	(000’s omitted)		Value
Turkey — 3.4%
Turkey Government Bond, 0.00%, 2/2/11	TRY	8,592	$5,354,857
Turkey Government Bond, 0.00%, 5/11/11	TRY	14,151	8,662,782
Turkey Government Bond, 0.00%, 6/8/11	TRY	9,293	5,661,385

Total Turkey			$19,679,024

Total Foreign Government Securities (identified cost $235,501,651)			$234,722,495

U.S. Treasury Obligations — 8.5%

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 2/3/11(5)	$24,000	$23,999,856
United States Treasury Bill, 0.00%, 3/17/11	24,000	23,995,824
United States Treasury Bill, 0.00%, 7/28/11	1,240	1,239,355

Total U.S. Treasury Obligations (identified cost $49,234,946)		$49,235,035

Repurchase Agreements — 0.9%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America, dated 1/6/11 with a maturity date of 4/11/11, an interest rate of 0.40% and repurchase proceeds of EUR 3,904,117, collateralized by EUR 4,000,000 Spanish Government Bond 4.60% due 7/30/19 and a market value, including accrued interest, of $5,331,234.	EUR	3,900	$5,339,686

Total Repurchase Agreements (identified cost $5,076,043)			$5,339,686

Other Securities — 27.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(6)	$161,489	$161,488,651

Total Other Securities (identified cost $161,488,651)		$161,488,651

Total Short-Term Investments (identified cost $451,301,291)		$450,785,867

Total Investments — 91.9% (identified cost $535,898,667)		$533,039,929

Other Assets, Less Liabilities — 8.1%		$46,847,052

Net Assets — 100.0%		$579,886,981

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

COP	-	Colombian Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

KRW	-	South Korean Won

KZT	-	Kazak Tenge

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

THB	-	Thailand Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

(1)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $1,040,000 or 0.2% of the Portfolio’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $41,531.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Spanish Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,310,627)

Total Foreign Government Bonds (proceeds $4,963,544)			$(5,310,627)

Total Securities Sold Short (proceeds $4,963,544)			$(5,310,627)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2011 were $13,217,276 or 2.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/4/11	South African Rand 61,700,000	United States Dollar 8,758,109	Bank of America	$179,106
2/4/11	South African Rand 20,628,000	United States Dollar 2,995,991	Barclays Bank PLC	127,796
2/4/11	South African Rand 15,170,000	United States Dollar 2,180,851	Credit Suisse	71,557
2/10/11	Mexican Peso 77,900,000	United States Dollar 6,279,119	Bank of America	(138,063)
2/14/11	Euro 3,250,000	United States Dollar 4,214,633	Citigroup Global Markets	(234,409)
2/14/11	Euro 1,500,000	United States Dollar 2,050,860	Credit Suisse	(2,544)
2/14/11	Euro 25,517,000	United States Dollar 33,085,725	Deutsche Bank	(1,845,414)
2/14/11	Euro 1,550,000	United States Dollar 2,077,501	Goldman Sachs, Inc.	(44,350)
2/14/11	Euro 4,710,000	United States Dollar 6,150,177	Goldman Sachs, Inc.	(297,512)
2/16/11	South African Rand 10,664,927	United States Dollar 1,490,910	Credit Suisse	10,770
2/16/11	South African Rand 1,378,021	United States Dollar 194,361	Credit Suisse	3,112
2/17/11	South African Rand 20,141,215	United States Dollar 2,830,731	Credit Suisse	35,849
2/18/11	South African Rand 56,300,000	United States Dollar 7,798,781	Credit Suisse	(12,442)
2/23/11	South African Rand 21,285,115	United States Dollar 3,007,349	Bank of America	56,473
2/24/11	Euro 24,459,500	United States Dollar 32,824,649	HSBC Bank USA	(654,473)
2/24/11	Mexican Peso 39,000,000	United States Dollar 3,126,253	Citigroup Global Markets	(82,624)
2/25/11	Colombian Peso 9,299,568,760	United States Dollar 5,078,956	Bank of America	92,153
2/28/11	South African Rand 4,800,000	United States Dollar 666,500	Bank of America	1,562
2/28/11	South African Rand 19,155,858	United States Dollar 2,637,967	Credit Suisse	(15,669)
3/2/11	Israeli Shekel 7,090,000	United States Dollar 1,939,543	Barclays Bank PLC	28,569
3/3/11	Mexican Peso 39,000,000	United States Dollar 3,118,877	Bank of America	(88,104)
3/15/11	South African Rand 20,152,145	United States Dollar 2,918,486	Credit Suisse	133,205
4/6/11	Israeli Shekel 11,538,000	United States Dollar 3,154,614	Barclays Bank PLC	45,748
4/7/11	South African Rand 27,635,352	United States Dollar 4,002,571	HSBC Bank USA	196,243
4/11/11	South African Rand 30,700,000	United States Dollar 4,474,566	Standard Chartered Bank	248,593
4/13/11	South African Rand 34,300,000	United States Dollar 4,719,707	Barclays Bank PLC	(447)
4/13/11	South African Rand 11,740,000	United States Dollar 1,690,060	HSBC Bank USA	74,473

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
4/13/11	South African Rand 15,200,000	United States Dollar 2,155,111	Standard Chartered Bank	$63,381
5/4/11	Israeli Shekel 11,560,000	United States Dollar 3,158,901	Barclays Bank PLC	44,951
6/1/11	Israeli Shekel 11,580,000	United States Dollar 3,162,638	Barclays Bank PLC	44,195
6/2/11	Thai Baht 46,668,000	United States Dollar 1,503,479	Standard Chartered Bank	(3,455)
7/14/11	Thai Baht 147,100,000	United States Dollar 4,748,225	Standard Chartered Bank	4,739
8/4/11	Thai Baht 45,000,000	United States Dollar 1,463,891	Barclays Bank PLC	13,794
8/4/11	Thai Baht 46,668,000	United States Dollar 1,499,133	Barclays Bank PLC	(4,714)
9/8/11	Euro 8,707,000	United States Dollar 11,056,497	Citigroup Global Markets	(824,374)

				$(2,772,325)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/11	New Turkish Lira 4,694,000	United States Dollar 2,976,160	Credit Suisse	$(50,961)
2/4/11	Czech Koruna 90,487,000	Euro 3,683,484	Deutsche Bank	77,283
2/4/11	Czech Koruna 51,400,000	Euro 2,096,162	Deutsche Bank	38,689
2/7/11	Czech Koruna 66,500,000	Euro 2,674,915	Barclays Bank PLC	100,814
2/8/11	Czech Koruna 52,350,000	Euro 2,143,822	Bank of America	27,238
2/10/11	New Taiwan Dollar 54,000,000	United States Dollar 1,852,424	Citigroup Global Markets	7,479
2/10/11	Polish Zloty 87,302,000	Euro 22,357,611	Credit Suisse	(220,850)
2/10/11	South Korean Won 1,960,000,000	United States Dollar 1,742,455	Credit Suisse	4,982
2/14/11	Chilean Peso 6,660,000,000	United States Dollar 13,488,608	Standard Chartered Bank	278,631
2/14/11	Indonesian Rupiah 8,000,000,000	United States Dollar 875,274	Deutsche Bank	6,311
2/14/11	New Taiwan Dollar 81,010,000	United States Dollar 2,783,179	Barclays Bank PLC	7,238
2/14/11	New Turkish Lira 5,000,000	United States Dollar 3,147,742	Barclays Bank PLC	(37,126)
2/14/11	New Turkish Lira 2,570,000	United States Dollar 1,666,126	HSBC Bank USA	(67,269)
2/14/11	South Korean Won 1,230,000,000	United States Dollar 1,089,170	Goldman Sachs, Inc.	7,268
2/14/11	South Korean Won 1,360,000,000	United States Dollar 1,212,337	Standard Chartered Bank	(15)
2/15/11	New Taiwan Dollar 139,540,000	United States Dollar 4,807,083	Credit Suisse	(485)
2/17/11	Colombian Peso 1,980,000,000	United States Dollar 1,063,087	Credit Suisse	(1,819)
2/18/11	Indian Rupee 34,500,000	United States Dollar 757,077	Standard Chartered Bank	(8,217)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/18/11	Swedish Krona 51,540,000	Euro 5,744,539	Goldman Sachs, Inc.	$122,591
2/22/11	Indian Rupee 59,600,000	United States Dollar 1,300,742	Credit Suisse	(8,181)
2/22/11	Indonesian Rupiah 3,960,000,000	United States Dollar 433,450	Citigroup Global Markets	2,084
2/22/11	Norwegian Krone 6,700,000	Euro 849,026	Citigroup Global Markets	(3,201)
2/22/11	Norwegian Krone 2,830,000	Euro 360,835	Citigroup Global Markets	(4,387)
2/22/11	Norwegian Krone 12,550,000	Euro 1,625,633	Goldman Sachs, Inc.	(54,307)
2/22/11	Norwegian Krone 33,169,000	Euro 4,189,222	HSBC Bank USA	3,262
2/22/11	South Korean Won 1,300,000,000	United States Dollar 1,165,501	Goldman Sachs, Inc.	(7,018)
2/24/11	Indian Rupee 96,000,000	United States Dollar 2,092,415	Standard Chartered Bank	(11,340)
2/24/11	Indonesian Rupiah 13,840,700,000	United States Dollar 1,516,124	Standard Chartered Bank	5,381
2/24/11	South Korean Won 5,020,000,000	United States Dollar 4,481,463	Standard Chartered Bank	(8,278)
2/28/11	Chilean Peso 2,602,256,250	United States Dollar 5,271,353	Bank of America	100,690
2/28/11	Czech Koruna 472,812,000	Euro 19,493,383	Goldman Sachs, Inc.	68,762
2/28/11	Indian Rupee 71,900,000	United States Dollar 1,567,473	Standard Bank	(10,185)
2/28/11	Swedish Krona 9,980,000	Euro 1,107,829	Citigroup Global Markets	29,514
2/28/11	Swedish Krona 90,118,500	Euro 10,034,127	Standard Chartered Bank	224,721
3/2/11	Brazilian Real 17,080,000	United States Dollar 10,160,014	Goldman Sachs, Inc.	16,950
3/2/11	Israeli Shekel 1,672,600	United States Dollar 466,482	Citigroup Global Markets	(15,665)
3/2/11	Israeli Shekel 8,830,000	United States Dollar 2,454,435	Citigroup Global Markets	(74,477)
3/2/11	Israeli Shekel 12,695,104	United States Dollar 3,543,096	Credit Suisse	(121,373)
3/2/11	Israeli Shekel 4,677,400	United States Dollar 1,300,000	HSBC Bank USA	(39,296)
3/2/11	Israeli Shekel 19,325,000	United States Dollar 5,425,171	Standard Chartered Bank	(216,486)
3/7/11	South Korean Won 4,196,000,000	United States Dollar 3,730,441	Credit Suisse	6,534
3/7/11	South Korean Won 4,196,000,000	United States Dollar 3,730,176	Goldman Sachs, Inc.	6,799
3/14/11	Indian Rupee 99,000,000	United States Dollar 2,161,100	Credit Suisse	(22,409)
3/14/11	Indian Rupee 88,200,000	United States Dollar 1,922,825	Deutsche Bank	(17,446)
3/18/11	Swedish Krona 15,230,000	Euro 1,694,548	Standard Chartered Bank	38,383
3/21/11	Norwegian Krone 32,000,000	Euro 4,078,511	Goldman Sachs, Inc.	(53,279)
3/21/11	Norwegian Krone 6,800,000	Euro 864,238	HSBC Bank USA	(7,976)
3/24/11	New Taiwan Dollar 87,200,000	United States Dollar 3,027,042	Citigroup Global Markets	(20,945)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/29/11	Indian Rupee 22,400,000	United States Dollar 489,457	Deutsche Bank	$(6,854)
3/29/11	Indian Rupee 26,000,000	United States Dollar 568,182	Standard Chartered Bank	(8,018)
3/29/11	South Korean Won 500,000,000	United States Dollar 432,788	Bank of America	11,933
3/29/11	South Korean Won 505,000,000	United States Dollar 437,135	Credit Suisse	12,034
3/30/11	Indian Rupee 32,000,000	United States Dollar 698,843	Deutsche Bank	(9,534)
3/31/11	Indonesian Rupiah 17,500,000,000	United States Dollar 1,929,863	Standard Chartered Bank	(18,577)
4/5/11	Indian Rupee 99,200,000	United States Dollar 2,179,741	Barclays Bank PLC	(45,194)
4/6/11	Indian Rupee 329,390,000	United States Dollar 7,242,918	Barclays Bank PLC	(156,541)
4/6/11	Indonesian Rupiah 11,798,600,000	United States Dollar 1,311,247	Barclays Bank PLC	(24,068)
4/6/11	Indonesian Rupiah 14,421,400,000	United States Dollar 1,602,556	Credit Suisse	(29,241)
4/6/11	Indonesian Rupiah 14,421,400,000	United States Dollar 1,602,734	Deutsche Bank	(29,419)
4/6/11	Indonesian Rupiah 11,798,600,000	United States Dollar 1,310,956	Standard Chartered Bank	(23,777)
4/6/11	Polish Zloty 8,400,000	Euro 2,118,778	Barclays Bank PLC	11,514
4/7/11	South Korean Won 800,000,000	United States Dollar 707,026	Citigroup Global Markets	4,119
4/7/11	Swedish Krona 45,539,000	Euro 5,058,874	Credit Suisse	121,467
4/7/11	Swedish Krona 19,018,000	Euro 2,119,644	Credit Suisse	41,211
4/7/11	Swedish Krona 24,420,000	Euro 2,737,883	Goldman Sachs, Inc.	30,806
4/7/11	Swedish Krona 16,588,950	Euro 1,850,000	HSBC Bank USA	34,462
4/13/11	Czech Koruna 67,130,000	Euro 2,735,311	Goldman Sachs, Inc.	54,207
4/13/11	Israeli Shekel 12,700,000	United States Dollar 3,579,073	Credit Suisse	(157,342)
4/13/11	Polish Zloty 3,830,000	Euro 978,446	Goldman Sachs, Inc.	(12,339)
4/19/11	Indonesian Rupiah 4,760,000,000	United States Dollar 517,110	Credit Suisse	809
4/21/11	Indian Rupee 58,800,000	United States Dollar 1,275,211	Goldman Sachs, Inc.	(13,699)
4/21/11	Indonesian Rupiah 15,280,000,000	United States Dollar 1,666,303	Credit Suisse	(4,417)
4/27/11	Indonesian Rupiah 9,500,000,000	United States Dollar 1,034,295	Citigroup Global Markets	(2,317)
4/27/11	Indonesian Rupiah 6,030,000,000	United States Dollar 656,005	Credit Suisse	(971)
4/27/11	Indonesian Rupiah 6,030,000,000	United States Dollar 656,219	Standard Bank	(1,185)
4/28/11	Indian Rupee 100,000,000	United States Dollar 2,161,228	Citigroup Global Markets	(18,556)
5/2/11	Czech Koruna 102,000,000	Euro 4,206,706	Credit Suisse	13,350
5/2/11	New Turkish Lira 9,450,000	United States Dollar 5,817,175	HSBC Bank USA	(1,790)

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
5/2/11	Polish Zloty 13,800,000	Euro 3,486,609	Bank of America	$2,374
5/26/11	Yuan Renminbi 10,536,000	United States Dollar 1,600,000	Bank of America	5,656
5/26/11	Yuan Renminbi 10,540,800	United States Dollar 1,600,000	Barclays Bank PLC	6,387
5/26/11	Yuan Renminbi 10,537,600	United States Dollar 1,600,000	Citigroup Global Markets	5,900
6/3/11	Yuan Renminbi 18,050,000	United States Dollar 2,728,235	Bank of America	24,029
6/3/11	Yuan Renminbi 18,050,000	United States Dollar 2,726,998	Deutsche Bank	25,265
9/2/11	Yuan Renminbi 32,173,000	United States Dollar 4,793,355	Bank of America	141,121
10/12/11	Yuan Renminbi 6,300,000	United States Dollar 962,861	Bank of America	5,586
11/28/11	Yuan Renminbi 8,720,000	United States Dollar 1,346,926	Bank of America	(3,001)
11/28/11	Yuan Renminbi 10,390,400	United States Dollar 1,600,000	Barclays Bank PLC	1,367
11/28/11	Yuan Renminbi 20,784,000	United States Dollar 3,200,000	Standard Chartered Bank	3,227
12/9/11	Yuan Renminbi 15,060,000	United States Dollar 2,316,210	Barclays Bank PLC	6,204
12/13/11	Yuan Renminbi 5,400,000	United States Dollar 829,238	Barclays Bank PLC	3,679
12/16/11	Yuan Renminbi 29,200,000	United States Dollar 4,467,564	Barclays Bank PLC	37,082
12/16/11	Yuan Renminbi 10,220,000	United States Dollar 1,573,276	Barclays Bank PLC	3,350
12/30/11	Yuan Renminbi 8,200,000	United States Dollar 1,268,368	Bank of America	(2,414)
12/30/11	Yuan Renminbi 13,090,000	United States Dollar 2,035,770	Bank of America	(14,874)
1/17/12	Yuan Renminbi 19,230,000	United States Dollar 2,985,330	Bank of America	(13,639)
1/30/12	Yuan Renminbi 7,180,000	United States Dollar 1,111,834	Bank of America	(1,503)
1/30/12	Yuan Renminbi 24,719,200	United States Dollar 3,832,256	Barclays Bank PLC	(9,626)
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citigroup Global Markets	(7,061)
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citigroup Global Markets	(3,107)
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	(6,239)
11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	(16,531)
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	(1,632)

				$62,286

At January 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $992,444 and a payable of $160,047.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
2/11	158 Brent Crude Oil	Short	$(15,264,800)	$(15,959,580)	$(694,780)
2/11	158 Light Sweet Crude Oil	Long	13,749,050	14,566,020	816,970
3/11	43 Euro-Bund	Short	(7,395,096)	(7,285,003)	110,093
3/11	28 Euro-Buxl	Short	(4,132,782)	(4,036,037)	96,745
3/11	19 Japan 10-Year Bond	Short	(32,437,744)	(32,412,037)	25,707
3/11	10 U.S. 10-Year Treasury Note	Short	(1,242,188)	(1,207,969)	34,219

					$388,954

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio
	Amount		Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	Appreciation
Bank of America	ZAR	10,073	Receive	3-Month ZAR JIBAR	6.86%	11/17/15	$55,236
Bank of America	ZAR	20,153	Receive	3-Month ZAR JIBAR	7.18	12/15/15	76,547
Bank of America	ZAR	5,063	Receive	3-Month ZAR JIBAR	7.26	11/16/20	59,631
Bank of America	ZAR	10,070	Receive	3-Month ZAR JIBAR	7.42	11/17/20	103,216
Bank of America	ZAR	7,680	Receive	3-Month ZAR JIBAR	7.31	11/19/20	86,126
Citigroup Global Markets	ZAR	5,016	Receive	3-Month ZAR JIBAR	7.29	11/19/20	57,219
Citigroup Global Markets	ZAR	27,635	Receive	3-Month ZAR JIBAR	7.69	1/7/21	222,254
Deutsche Bank	ZAR	3,910	Receive	3-Month ZAR JIBAR	6.71	11/19/15	24,540
Deutsche Bank	ZAR	6,983	Receive	3-Month ZAR JIBAR	7.26	11/16/20	82,248
Deutsche Bank	ZAR	4,655	Receive	3-Month ZAR JIBAR	7.27	11/19/20	53,994
Deutsche Bank	ZAR	4,800	Receive	3-Month ZAR JIBAR	7.77	11/26/20	32,925
Standard Bank	ZAR	16,000	Receive	3-Month ZAR JIBAR	7.87	11/30/20	94,376

							$948,312

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
South Africa	Bank of America	$890	1.00	%(1)	12/20/15	1.34%	$(5,762)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.34	(19,445)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.34	(11,643)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.34	(19,855)
South Africa	Citigroup Global Markets	4,800	1.00	(1)	9/20/15	1.30	67,125
South Africa	Credit Suisse	890	1.00	(1)	12/20/15	1.34	(4,533)
South Africa	Credit Suisse	2,000	1.00	(1)	12/20/15	1.34	(11,346)
South Africa	Credit Suisse	4,785	1.00	(1)	12/20/15	1.34	(20,450)
South Africa	Credit Suisse	8,100	1.00	(1)	3/20/16	1.37	(61,614)

							$(87,523)

Credit Default Swaps — Buy Protection

				Contract
		Notional		Annual			Net Unrealized
		Amount		Fixed		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Rate**		Date	(Depreciation)
Brazil	Bank of America		$4,600	1.00	%(1)	12/20/20	$38,454
Brazil	Bank of America		1,217	1.00	(1)	12/20/20	3,687
Brazil	Bank of America		533	1.00	(1)	12/20/20	2,044
Brazil	Bank of America		280	1.00	(1)	12/20/20	1,511
Brazil	Barclays Bank PLC		1,430	1.00	(1)	12/20/20	3,104
Brazil	Citigroup Global Markets		2,400	1.00	(1)	9/20/20	(19,613)
Brazil	Citigroup Global Markets		270	1.00	(1)	12/20/20	1,348
Brazil	Standard Chartered Bank		2,400	1.00	(1)	9/20/20	(2,438)
Brazil	Standard Chartered Bank		280	1.00	(1)	12/20/20	1,398
Egypt	Citigroup Global Markets		1,300	1.00	(1)	12/20/15	96,720
Egypt	Credit Suisse		2,130	1.00	(1)	12/20/15	167,316
Egypt	Credit Suisse		2,155	1.00	(1)	12/20/15	160,322
Egypt	Deutsche Bank		8,600	1.00	(1)	12/20/15	781,023
Philippines	Bank of America		2,000	1.00	(1)	12/20/15	2,543
Philippines	Bank of America		1,400	1.00	(1)	12/20/15	587
Philippines	Barclays Bank PLC		2,400	1.00	(1)	12/20/15	(12,858)
Philippines	Barclays Bank PLC		1,600	1.00	(1)	3/20/16	9,053
Philippines	Barclays Bank PLC		1,400	1.00	(1)	3/20/16	3,321
Philippines	Barclays Bank PLC		1,600	1.00	(1)	3/20/16	82
Philippines	Citigroup Global Markets		6,600	1.00	(1)	9/20/15	(96,031)
Philippines	Citigroup Global Markets		2,000	1.00	(1)	3/20/16	1,068
Philippines	Deutsche Bank		1,300	1.00	(1)	12/20/15	516
Philippines	Deutsche Bank		1,000	1.00	(1)	12/20/15	(545)
Philippines	Deutsche Bank		2,300	1.00	(1)	12/20/15	(1,132)
Philippines	Goldman Sachs, Inc.		2,000	1.00	(1)	3/20/16	121
Philippines	Standard Chartered Bank		1,000	1.00	(1)	12/20/15	1,844
Russia	Bank of America		1,980	1.00	(1)	12/20/20	(4,234)
Russia	Barclays Bank PLC		990	1.00	(1)	12/20/20	(1,357)
South Africa	Bank of America		3,190	1.00	(1)	12/20/20	33,537
South Africa	Bank of America		890	1.00	(1)	12/20/20	12,640
South Africa	Barclays Bank PLC		3,830	1.00	(1)	12/20/20	46,229
South Africa	Barclays Bank PLC		2,280	1.00	(1)	12/20/20	32,703
South Africa	Citigroup Global Markets		4,800	1.00	(1)	9/20/20	(60,168)
South Africa	Credit Suisse		4,785	1.00	(1)	12/20/20	46,586
South Africa	Credit Suisse		2,000	1.00	(1)	12/20/20	20,453
South Africa	Credit Suisse		890	1.00	(1)	12/20/20	10,498
South Africa	Credit Suisse		8,100	1.00	(1)	3/20/21	73,393
Spain	Bank of America		2,400	1.00	(1)	9/20/20	5,657
Spain	Barclays Bank PLC		2,421	1.00	(1)	9/20/20	37,893
Spain	Barclays Bank PLC		3,900	1.00	(1)	12/20/20	34,780
Spain	Barclays Bank PLC		1,100	1.00	(1)	12/20/20	11,893
Spain	Barclays Bank PLC		3,200	1.00	(1)	12/20/20	(113,916)
Spain	Credit Suisse		2,200	1.00	(1)	3/20/21	(97,071)
Spain	Deutsche Bank		3,500	1.00	(1)	12/20/20	(21,479)
Thailand	Bank of America		1,000	1.00	(1)	3/20/16	7,722
Thailand	Barclays Bank PLC		3,000	1.00	(1)	3/20/16	34,599
Thailand	Standard Chartered Bank		3,300	1.00	(1)	9/20/15	(11,610)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	2,275	1.00	(1)	12/20/15	(23,877)
iTraxx Europe Senior Financials 5-Year Index	Credit Suisse	EUR	2,275	1.00	(1)	12/20/15	(24,506)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	1,000	1.00	(1)	12/20/15	60,475
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	2,850	1.00	%(1)	12/20/15	6,827

				Contract
		Notional		Annual			Net Unrealized
		Amount		Fixed		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Rate**		Date	(Depreciation)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	1,000	1.00	(1)	12/20/15	$703
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	1,200	1.00	(1)	12/20/15	(25,163)
iTraxx Europe Subordinated Financials 5-Year Index	Citigroup Global Markets	EUR	400	1.00	(1)	12/20/15	23,947
iTraxx Europe Subordinated Financials 5-Year Index	Credit Suisse	EUR	1,015	1.00	(1)	12/20/15	61,940
iTraxx Europe Subordinated Financials 5-Year Index	Credit Suisse	EUR	1,000	1.00	(1)	12/20/15	(24,155)

							$1,298,384

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $30,765,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Appreciation
Citigroup Global Markets	TRY	10,951	$7,200	3-Month USD-LIBOR-BBA	8.23%	9/3/20	$66,222

$66,222

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Futures Contracts*	$816,970	$(694,780)
Commodity	Put Options Purchased	22,500	—

		$839,470	$(694,780)

Credit	Credit Default Swaps	$1,905,662	$(694,801)

		$1,905,662	$(694,801)

Equity	Put Options Purchased	$611,841	$—

		$611,841	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$4,257,456	$(6,135,098)

		$4,257,456	$(6,135,098)

Interest Rate	Cross-Currency Swaps	$66,222	$—
Interest Rate	Futures Contracts*	266,764	—
Interest Rate	Interest Rate Swaps	948,312	—

		$1,281,298	$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$536,079,954

Gross unrealized appreciation	$2,330,702
Gross unrealized depreciation	(5,370,727)

Net unrealized depreciation	$(3,040,025)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$71,990,586	$—	$71,990,586
Precious Metals	9,629,135	—	—	9,629,135
Put Options Purchased	—	634,341	—	634,341
Short-Term Investments —
Foreign Government Securities	—	214,057,575	20,664,920	234,722,495
U.S. Treasury Obligations	—	49,235,035	—	49,235,035
Repurchase Agreements	—	5,339,686	—	5,339,686
Other Securities	—	161,488,651	—	161,488,651

Total Investments	$9,629,135	$502,745,874	$20,664,920	$533,039,929

Forward Foreign Currency Exchange Contracts	$—	$4,257,456	$—	$4,257,456
Swaps Contracts	—	2,920,196	—	2,920,196
Futures Contracts	1,083,734	—	—	1,083,734

Total	$10,712,869	$509,923,526	$20,664,920	$541,301,315

Liability Description

Securities Sold Short	$—	$(5,310,627)	$—	$(5,310,627)
Forward Foreign Currency Exchange Contracts	—	(6,135,098)	—	(6,135,098)
Swaps Contracts	—	(694,801)	—	(694,801)
Futures Contracts	(694,780)	—	—	(694,780)

Total	$(694,780)	$(12,140,526)	$—	$(12,835,306)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investment in
Short-Term
Investments –
Foreign
Government
Securities
Balance as of October 31, 2010	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(885,948)
Cost of purchases	17,320,229
Proceeds from sales	—
Accrued discount (premium)	322,858
Transfers to Level 3*	3,907,781
Transfers from Level 3*	—

Balance as of January 31, 2011	$20,664,920

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(885,948)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to the effects of the market closure in Egypt.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Absolute Return Advantage Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011